Offerings	Nov. 24, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	(1)
Fee Rate	0.01381%
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 30,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,143.00
Offering Note	(1) Electra Battery Materials Corporation (the 'Registrant') is registering under this Registration Statement such indeterminate number of Common Shares, Warrants and Units (the 'Securities') of the Registrant as shall have a maximum aggregate offering price of up to US$50,000,000. Any Securities registered by this Registration Statement may be sold separately or as units with other Securities registered under this Registration Statement. The maximum offering price per Security will be determined, from time to time, by the Registrant in connection with the sale of the Securities under this Registration Statement. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended, with respect to the Securities to be sold by the Registrant. In no event will the aggregate offering price of all Securities sold by the Registrant from time to time pursuant to this Registration statement exceed US$50,000,000. (3) With the filing of this amendment to the Registration Statement, the Registrant has increased the maximum aggregate offering price of the Securities to US$50,000,000, a US$30,000,000 increase. At the time of the filing of the Registrant's initial filing of this Registrant Statement on June 27, 2026 (the 'Initial Filing'), the Registrant paid the fee for the maximum aggregate offering of US$20,000,000 of Securities, offsetting the fee using fees previously paid with respect to securities registered under the Registrant's registration statement on Form F-10 filed on May 10, 2023 (No. 333-271792) (the 'Prior Registration Statement'), pertaining to the registration of US$105,543,205.40 of securities of the Registrant, of which none has been utilized. The Registrant withdrew the Prior Registration Statement on September 7, 2023. At the Initial Filing, the Registrant offset the US$3,062 registration fee with the fees from the Prior Registration Statement leaving an available offset balance of US$2,501.52. With the US$30,000,000 increase in the maximum aggregate offering price in this Registration Statement, the Registrant owes an additional registration fee of US$4,143. By applying the remaining balance of the fees previously paid in connection with the Prior Registration Statement, the Registrant's balance due for filing fees is US$1,641.48. (4) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement also covers an indeterminate number of additional Securities that may be offered or issued by the registrant in connection with any stock split, stock dividend or any similar transaction.
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	(1)
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 20,000,000.00
Amount of Registration Fee	$ 3,062.00
Offering Note	(1) Electra Battery Materials Corporation (the 'Registrant') is registering under this Registration Statement such indeterminate number of Common Shares, Warrants and Units (the 'Securities') of the Registrant as shall have a maximum aggregate offering price of up to US$50,000,000. Any Securities registered by this Registration Statement may be sold separately or as units with other Securities registered under this Registration Statement. The maximum offering price per Security will be determined, from time to time, by the Registrant in connection with the sale of the Securities under this Registration Statement. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended, with respect to the Securities to be sold by the Registrant. In no event will the aggregate offering price of all Securities sold by the Registrant from time to time pursuant to this Registration statement exceed US$50,000,000. (3) With the filing of this amendment to the Registration Statement, the Registrant has increased the maximum aggregate offering price of the Securities to US$50,000,000, a US$30,000,000 increase. At the time of the filing of the Registrant's initial filing of this Registrant Statement on June 27, 2026 (the 'Initial Filing'), the Registrant paid the fee for the maximum aggregate offering of US$20,000,000 of Securities, offsetting the fee using fees previously paid with respect to securities registered under the Registrant's registration statement on Form F-10 filed on May 10, 2023 (No. 333-271792) (the 'Prior Registration Statement'), pertaining to the registration of US$105,543,205.40 of securities of the Registrant, of which none has been utilized. The Registrant withdrew the Prior Registration Statement on September 7, 2023. At the Initial Filing, the Registrant offset the US$3,062 registration fee with the fees from the Prior Registration Statement leaving an available offset balance of US$2,501.52. With the US$30,000,000 increase in the maximum aggregate offering price in this Registration Statement, the Registrant owes an additional registration fee of US$4,143. By applying the remaining balance of the fees previously paid in connection with the Prior Registration Statement, the Registrant's balance due for filing fees is US$1,641.48. (4) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement also covers an indeterminate number of additional Securities that may be offered or issued by the registrant in connection with any stock split, stock dividend or any similar transaction.